NOTE PAYABLES, RELATED PARTY (Details) - Promissory Note Agreement With A Shareholder [Member] - Shareholder [Member] - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020	May 16, 2019
Notes payable to related party [Line Items]
Debt instrument face value			$ 7,000,000
Related party transaction rate of interest	8.00%
Long term date date of maturity			Dec. 31, 2020
Interest expense related to the loan		$ 338,658
Warrants To Purchase Common Stock [Member]
Notes payable to related party [Line Items]
Number of common stock covered by warrants			3,500,000
Interest expense related to warrants issued		$ 1,314,301